LEASE OBLIGATION PAYABLE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Leases [Abstract]
Schedule of lease obligation payable
Year ending December 31
Remainder of 2020	$21,548
2021	43,096
2022	10,774
Total minimum lease payments	75,418
Less: Amount representing interest	(7,696)
Present value of minimum lease payments	$67,722

2020	$43,096
2021	43,096
2022	10,774
Total minimum lease payments	96,966

Less: Amount representing interest	(12,356)

Present value of minimum lease payments	$84,610